FEDERATED FIXED INCOME SECURITIES, INC.

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                                December 1, 2006


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549


     RE:  FEDERATED FIXED INCOME SECURITIES, INC. (the "Fund")
             Federated Municipal Ultrashort Fund
           1933 Act File No. 33-43472
           1940 Act File No. 811-6447

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of Prospectuses and Statement of Additional Information dated November 30, 2006, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statement of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 41 on November 28, 2006.

      If you have any questions regarding this certification, please contact me at (412) 288-7268.

                                                   Very truly yours,

                                                   /s/ George F. Magera
                                                   George F. Magera
                                                   Assistant Secretary